Segment Information - Schedule of Segment Results (Parenthetical) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Line Items]
Net sales	[1]	€ 35,055	€ 33,821	€ 34,060	[2]
Consumer healthcare segment [member]
Disclosure of operating segments [Line Items]
Net sales			€ 3,330	€ 3,492

[1]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[2]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).